Long-Term Debt - Components Table (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt
Total	$ 575,399	$ 612,697
Less: current portion		35
Total long-term debt, excluding current portion	$ 575,399	612,662
5.125% Senior notes due August 2022
Long-Term Debt
Notes stated interest percentage	5.125%
1.00% Convertible senior notes due December 2020
Long-Term Debt
Total	$ 287,500
Notes stated interest percentage	1.00%
Other
Long-Term Debt
Total		$ 35
Senior subordinated notes due September 2018
Long-Term Debt
Notes stated interest percentage	8.25%
Revolving Credit Facility
Long-Term Debt
Weighted-average combined rate	2.00%	2.20%